Repurchase Agreements	12 Months Ended
Dec. 31, 2023
Repurchase Agreements
Repurchase Agreements

Note 13.  Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following:

As of or for the year ended December 31,

	2023	2022

Current balance	$36,255,920	$33,077,829
Average balance	35,419,450	31,285,927
Highest month-end balance	38,058,036	34,974,510
Weighted average interest rate	2.11%	0.53%

Pledged investment (1)
Amortized cost	59,300,089	55,899,113
Fair value	52,107,148	46,789,284

(1) U.S. GSE debt securities, Agency MBS, ABS and OAS, were pledged as collateral for the periods presented.